Shareholder Report, Average Annual Return (Details)		12 Months Ended	31 Months Ended	42 Months Ended	49 Months Ended	52 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	72 Months Ended	79 Months Ended	82 Months Ended	84 Months Ended	87 Months Ended	88 Months Ended	99 Months Ended	103 Months Ended	108 Months Ended	113 Months Ended			116 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA California Intermediate-Term Municipal Bond Portfolio – Institutional
Average Annual Return, Percent		6.34%							0.68%															1.31%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA California Municipal Real Return Portfolio – Institutional
Average Annual Return, Percent		4.16%							2.84%					2.43%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA California Short-Term Municipal Bond Portfolio – Institutional
Average Annual Return, Percent		3.55%							1.02%															0.95%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA Diversified Fixed Income Portfolio – Institutional
Average Annual Return, Percent		7.17%							0.89%								1.27%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA Five-Year Global Fixed Income Portfolio – Institutional
Average Annual Return, Percent		5.52%							0.62%															1.41%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA Global Core Plus Fixed Income Portfolio – Institutional
Average Annual Return, Percent		12.59%							0.28%				1.85%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA Global Core Plus Real Return Portfolio – Institutional
Average Annual Return, Percent		11.99%		1.42%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA Global Sustainability Fixed Income Portfolio – Institutional
Average Annual Return, Percent		11.29%							(0.15%)		1.73%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA Inflation-Protected Securities Portfolio – Institutional
Average Annual Return, Percent		8.81%							2.23%															2.30%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA Intermediate Government Fixed Income Portfolio – Institutional
Average Annual Return, Percent		8.43%							(0.76%)															1.11%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA Intermediate-Term Extended Quality Portfolio – Institutional
Average Annual Return, Percent		13.73%							0.46%															2.43%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA Intermediate-Term Municipal Bond Portfolio – Institutional
Average Annual Return, Percent		6.51%							0.94%															1.48%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA Investment Grade Portfolio – Institutional
Average Annual Return, Percent		10.47%							0.31%															1.93%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA LTIP Portfolio – Institutional
Average Annual Return, Percent		15.68%							(4.23%)															(0.41%)
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA MN Municipal Bond Portfolio – Institutional
Average Annual Return, Percent		3.82%							0.88%						1.01%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA Municipal Bond Portfolio – Institutional
Average Annual Return, Percent		5.17%							0.49%														1.20%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA Municipal Real Return Portfolio – Institutional
Average Annual Return, Percent		4.38%							3.21%																2.24%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA NY Municipal Bond Portfolio – Institutional
Average Annual Return, Percent		3.68%							1.08%												1.39%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA One-Year Fixed Income Portfolio – Institutional
Average Annual Return, Percent		5.46%							1.77%															1.48%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA Oregon Municipal Bond Portfolio – Institutional
Average Annual Return, Percent		5.41%							0.56%	0.55%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA Selective State Municipal Bond Portfolio – Institutional
Average Annual Return, Percent		6.48%			(0.06%)
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA Selectively Hedged Global Fixed Income Portfolio – Institutional
Average Annual Return, Percent		6.38%							1.10%															1.26%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA Short-Duration Real Return Portfolio – Institutional
Average Annual Return, Percent		6.63%							3.41%															2.57%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA Short-Term Extended Quality Portfolio – Institutional
Average Annual Return, Percent		6.25%							1.32%															1.72%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA Short-Term Government Portfolio – Institutional
Average Annual Return, Percent		5.31%							0.81%															1.01%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA Short-Term Municipal Bond Portfolio – Institutional
Average Annual Return, Percent		3.55%							1.17%															1.05%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	DFA Short-Term Selective State Municipal Bond Portfolio – Institutional1
Average Annual Return, Percent	[1]	3.77%	2.28%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA Social Fixed Income Portfolio – Institutional
Average Annual Return, Percent		10.52%							0.29%									1.45%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA Targeted Credit Portfolio – Institutional
Average Annual Return, Percent		7.03%							1.16%													1.85%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA Two-Year Global Fixed Income Portfolio – Institutional
Average Annual Return, Percent		5.59%							1.51%															1.41%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA World ex U.S. Government Fixed Income Portfolio – Institutional
Average Annual Return, Percent		9.62%							(2.12%)															1.43%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional Retirement Income Fund – Institutional
Average Annual Return, Percent		12.17%							4.25%										4.10%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional 2010 Target Date Retirement Income Fund – Institutional
Average Annual Return, Percent		12.84%							4.70%										4.80%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional 2015 Target Date Retirement Income Fund – Institutional
Average Annual Return, Percent		14.61%							4.57%										4.91%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional 2020 Target Date Retirement Income Fund – Institutional
Average Annual Return, Percent		15.43%							4.09%										5.01%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional 2025 Target Date Retirement Income Fund – Institutional
Average Annual Return, Percent		16.68%							4.01%										5.40%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional 2030 Target Date Retirement Income Fund – Institutional
Average Annual Return, Percent		20.18%							4.98%										6.18%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional 2035 Target Date Retirement Income Fund – Institutional
Average Annual Return, Percent		23.16%							6.41%										7.02%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional 2040 Target Date Retirement Income Fund – Institutional
Average Annual Return, Percent		25.19%							8.46%										8.32%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional 2045 Target Date Retirement Income Fund – Institutional
Average Annual Return, Percent		27.53%							10.81%										9.92%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional 2050 Target Date Retirement Income Fund – Institutional
Average Annual Return, Percent		31.29%							11.67%										10.41%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional 2055 Target Date Retirement Income Fund – Institutional
Average Annual Return, Percent		31.37%							11.71%										10.42%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional 2060 Target Date Retirement Income Fund – Institutional
Average Annual Return, Percent		31.35%							11.68%										10.41%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional 2065 Target Date Retirement Income Fund – Institutional
Average Annual Return, Percent		31.27%					10.61%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets Social Core Equity Portfolio – Institutional
Average Annual Return, Percent		23.50%							5.26%															4.20%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets Sustainability Core 1 Portfolio – Institutional
Average Annual Return, Percent		23.11%							4.66%			2.07%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Social Core Equity Portfolio – Institutional
Average Annual Return, Percent		33.33%						10.28%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Large Cap Growth Portfolio – Institutional
Average Annual Return, Percent		21.86%							6.51%															5.81%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Small Cap Growth Portfolio – Institutional
Average Annual Return, Percent		22.62%							4.48%															5.88%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Social Core Equity Portfolio – Institutional
Average Annual Return, Percent		24.20%							6.32%															5.30%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Sustainability Core 1 Portfolio – Institutional
Average Annual Return, Percent		25.17%							6.63%															5.68%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Large Cap Growth Portfolio – Institutional
Average Annual Return, Percent		39.51%							16.12%															13.98%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Small Cap Growth Portfolio – Institutional
Average Annual Return, Percent		33.58%							12.15%															9.87%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Social Core Equity 2 Portfolio – Institutional
Average Annual Return, Percent		39.44%							14.15%															11.22%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Sustainability Core 1 Portfolio – Institutional
Average Annual Return, Percent		38.97%							15.30%															12.62%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Sustainability Targeted Value Portfolio – Institutional
Average Annual Return, Percent		31.53%				20.14%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional VA Equity Allocation Portfolio – Institutional
Average Annual Return, Percent		31.69%							11.94%							10.40%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional VA Global Bond Portfolio – Institutional
Average Annual Return, Percent		5.53%							0.69%															1.48%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional VA Global Moderate Allocation Portfolio – Institutional
Average Annual Return, Percent		22.36%							8.54%															6.87%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional VA International Small Portfolio – Institutional
Average Annual Return, Percent		23.56%							6.18%															5.96%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional VA International Value Portfolio – Institutional
Average Annual Return, Percent		21.76%							8.48%															5.43%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional VA Short-Term Fixed Portfolio – Institutional
Average Annual Return, Percent		5.54%							1.78%															1.47%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional VA U.S. Large Value Portfolio – Institutional
Average Annual Return, Percent		30.53%							10.19%															8.86%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional VA U.S. Targeted Value Portfolio – Institutional
Average Annual Return, Percent		29.19%							13.73%															9.35%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional VIT Inflation-Protected Securities Portfolio – Institutional
Average Annual Return, Percent		8.79%							2.19%											2.26%
S&P National AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P National AMT-Free Municipal Bond Index
Average Annual Return, Percent	[2]	9.46%							1.09%															2.25%
S&P National AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P National AMT-Free Municipal Bond Index
Average Annual Return, Percent	[3]	9.46%							1.09%					1.96%
S&P National AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P National AMT-Free Municipal Bond Index
Average Annual Return, Percent	[4]	9.46%							1.09%															2.25%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[5]	10.55%							(0.23%)								0.94%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent	[6]	9.92%							0.33%															2.12%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent		9.92%							0.33%				1.78%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent		9.92%		(0.41%)
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent		9.92%							0.33%		2.01%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[7]	10.55%							(0.23%)															1.49%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[8]	10.55%							(0.23%)															1.49%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[9]	10.55%							(0.23%)															1.49%
S&P National AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P National AMT-Free Municipal Bond Index
Average Annual Return, Percent	[10]	9.46%							1.09%															2.25%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		10.55%							(0.23%)															1.49%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[11]	10.55%							(0.23%)															1.49%
S&P National AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P National AMT-Free Municipal Bond Index
Average Annual Return, Percent	[12]	9.46%							1.09%						1.97%
S&P National AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P National AMT-Free Municipal Bond Index
Average Annual Return, Percent	[13]	9.46%							1.09%														2.26%
S&P National AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P National AMT-Free Municipal Bond Index
Average Annual Return, Percent	[14]	9.46%							1.09%																2.28%
S&P National AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P National AMT-Free Municipal Bond Index
Average Annual Return, Percent	[15]	9.46%							1.09%												2.36%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[16]	10.55%							(0.23%)															1.49%
S&P National AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P National AMT-Free Municipal Bond Index
Average Annual Return, Percent	[17]	9.46%							1.09%	1.04%
S&P National AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P National AMT-Free Municipal Bond Index
Average Annual Return, Percent	[18]	9.46%			0.47%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent	[19]	9.92%							0.33%															2.12%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[20]	10.55%							(0.23%)															1.49%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[21]	10.55%							(0.23%)															1.49%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[22]	10.55%							(0.23%)															1.49%
S&P National AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P National AMT-Free Municipal Bond Index
Average Annual Return, Percent	[23]	9.46%							1.09%															2.25%
S&P National AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P National AMT-Free Municipal Bond Index
Average Annual Return, Percent	[24]	9.46%	2.31%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		10.55%							(0.23%)									1.19%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent	[25]	9.92%							0.33%													2.05%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent	[26]	9.92%							0.33%															2.12%
Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD)
Average Annual Return, Percent	[27]	9.28%							0.65%															2.51%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent	[28]	9.92%							0.33%										2.07%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent	[29]	9.92%							0.33%										2.07%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent	[30]	9.92%							0.33%										2.07%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent	[31]	9.92%							0.33%										2.07%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent	[32]	9.92%							0.33%										2.07%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent	[33]	9.92%							0.33%										2.07%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent		9.92%							0.33%										2.07%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent		9.92%							0.33%										2.07%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent		9.92%							0.33%										2.07%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent		9.92%							0.33%										2.07%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent		9.92%							0.33%										2.07%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent		9.92%							0.33%										2.07%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent		9.92%					0.37%
MSCI Emerging Markets Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net div.)
Average Annual Return, Percent		25.32%							3.93%															3.43%
MSCI Emerging Markets Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net div.)
Average Annual Return, Percent		25.32%							3.93%			1.65%
MSCI All Country World IMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World IMI Index (net div.)
Average Annual Return, Percent	[34]	32.33%						10.35%
MSCI World ex USA Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index (net div.)
Average Annual Return, Percent	[35]	23.84%							6.55%															5.30%
MSCI World ex USA Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index (net div.)
Average Annual Return, Percent	[36]	23.84%							6.55%															5.30%
MSCI World ex USA Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index (net div.)
Average Annual Return, Percent		23.84%							6.55%															5.30%
MSCI World ex USA Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index (net div.)
Average Annual Return, Percent		23.84%							6.55%															5.30%
Russell 1000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent	[37]	38.07%							15.00%															12.75%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	[38]	37.86%							14.60%															12.44%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		37.86%							14.60%															12.44%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		37.86%							14.60%															12.44%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	[39]	37.86%				15.91%
MSCI All Country World IMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World IMI Index (net div.)
Average Annual Return, Percent	[40]	32.33%							10.74%							9.84%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent	[41]	9.92%							0.33%															2.12%
S&P Global BMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Average Annual Return, Percent	[42]	32.18%							10.49%															8.72%
MSCI World ex USA Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index (net div.)
Average Annual Return, Percent	[43]	23.84%							6.55%															5.30%
MSCI World ex USA Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index (net div.)
Average Annual Return, Percent	[44]	23.84%							6.55%															5.30%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[45]	10.55%							(0.23%)															1.49%
Russell 1000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent	[46]	38.07%							15.00%															12.75%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	[47]	37.86%							14.60%															12.44%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[48]	10.55%							(0.23%)											1.39%
S&P Intermediate Term California AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Intermediate Term California AMT-Free Municipal Bond Index
Average Annual Return, Percent		7.18%							1.05%															1.92%
S&P Intermediate Term California AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Intermediate Term California AMT-Free Municipal Bond Index
Average Annual Return, Percent		7.18%							1.05%					1.73%
ICE BofA 1-3 Year California including Puerto Rico Municipal Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year California including Puerto Rico Municipal Securities Index
Average Annual Return, Percent	[49]	4.53%							1.08%															1.11%
Bloomberg U.S. Government Bond Index Intermediate [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government Bond Index Intermediate
Average Annual Return, Percent		6.92%							0.45%								0.95%
FTSE World Government Bond Index 1-5 Years (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE World Government Bond Index 1-5 Years (hedged to USD)
Average Annual Return, Percent		6.38%							1.29%															1.62%
Bloomberg U.S. TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		8.61%							2.20%															2.26%
Bloomberg U.S. Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government Bond Index
Average Annual Return, Percent		8.37%							(0.65%)															1.02%
Bloomberg U.S. Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Credit Bond Index
Average Annual Return, Percent		13.07%							0.46%															2.43%
S&P Intermediate Term National AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Intermediate Term National AMT-Free Municipal Bond Index
Average Annual Return, Percent		7.47%							1.21%															2.07%
FTSE US Inflation-Linked Securities Index 20+ Years [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE U.S. Inflation-Linked Securities Index 20+ Years
Average Annual Return, Percent		14.93%							(2.47%)															0.89%
S&P Intermediate Term National AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Intermediate Term National AMT-Free Municipal Bond Index
Average Annual Return, Percent		7.47%							1.21%						1.90%
S&P Intermediate Term National AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Intermediate Term National AMT-Free Municipal Bond Index
Average Annual Return, Percent		7.47%							1.21%														2.10%
S&P Intermediate Term National AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Intermediate Term National AMT-Free Municipal Bond Index
Average Annual Return, Percent		7.47%							1.21%																2.09%
S&P Intermediate Term New York AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Intermediate Term New York AMT-Free Municipal Bond Index
Average Annual Return, Percent		7.76%							1.21%												2.13%
ICE BofA US 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	[50]	5.39%							2.36%															1.69%
ICE BofA US 6-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US 6-Month Treasury Bill Index
Average Annual Return, Percent	[50]	5.60%							2.46%															1.83%
S&P Intermediate Term National AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Intermediate Term National AMT-Free Municipal Bond Index
Average Annual Return, Percent		7.47%							1.21%	1.16%
S&P Intermediate Term National AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Intermediate Term National AMT-Free Municipal Bond Index
Average Annual Return, Percent		7.47%			0.63%
FTSE World Government Bond Index 1-3 Years [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE World Government Bond Index 1-3 Years
Average Annual Return, Percent		5.97%							0.10%															0.06%
Bloomberg U.S. TIPS Index 1-5 Years [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index 1-5 Years
Average Annual Return, Percent		6.83%							3.30%															2.31%
ICE BofA 1-5 Year US Corporate & Government Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-5 Year US Corporate & Government Index
Average Annual Return, Percent	[51]	6.96%							1.29%															1.66%
ICE BofA 1-5 Year US Treasury & Agency Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-5 Year US Treasury & Agency Index
Average Annual Return, Percent	[52]	6.18%							1.00%															1.33%
ICE BofA 1-3 Year US Municipal Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year US Municipal Securities Index
Average Annual Return, Percent	[53]	4.88%							1.26%															1.26%
ICE BofA 1-3 Year US Municipal Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year US Municipal Securities Index
Average Annual Return, Percent	[54]	4.88%	2.45%
Bloomberg Global Aggregate Credit Bond Index 1-5 Years (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Credit Bond Index 1-5 Years (hedged to USD)
Average Annual Return, Percent		8.46%							1.91%													2.38%
FTSE World Government Bond Index 1-2 Years (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE World Government Bond Index 1-2 Years (hedged to USD)
Average Annual Return, Percent		5.76%							1.80%															1.62%
FTSE Non-USD World Government Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Non-USD World Government Bond Index (hedged to USD)
Average Annual Return, Percent		8.74%							(0.56%)															2.07%
ICE BofA US 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	[55]	5.39%							2.36%										1.88%
Bloomberg U.S. TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		8.61%							2.20%										2.69%
S&P Global BMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Average Annual Return, Percent		32.18%							10.49%										9.66%
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Average Annual Return, Percent	[56]	5.79%							1.61%										1.70%
Bloomberg U.S. TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		8.61%							2.20%										2.69%
S&P Global BMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Average Annual Return, Percent		32.18%							10.49%										9.66%
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Average Annual Return, Percent	[57]	5.79%							1.61%										1.70%
Bloomberg U.S. TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		8.61%							2.20%										2.69%
S&P Global BMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Average Annual Return, Percent		32.18%							10.49%										9.66%
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Average Annual Return, Percent	[58]	5.79%							1.61%										1.70%
Bloomberg U.S. TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		8.61%							2.20%										2.69%
S&P Global BMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Average Annual Return, Percent		32.18%							10.49%										9.66%
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Average Annual Return, Percent	[59]	5.79%							1.61%										1.70%
Bloomberg U.S. TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		8.61%							2.20%										2.69%
S&P Global BMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Average Annual Return, Percent		32.18%							10.49%										9.66%
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Average Annual Return, Percent	[60]	5.79%							1.61%										1.70%
Bloomberg U.S. TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		8.61%							2.20%										2.69%
S&P Global BMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Average Annual Return, Percent		32.18%							10.49%										9.66%
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Average Annual Return, Percent	[61]	5.79%							1.61%										1.70%
S&P Global BMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Average Annual Return, Percent		32.18%							10.49%										9.66%
Bloomberg U.S. TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		8.61%							2.20%										2.69%
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Average Annual Return, Percent	[62]	5.79%							1.61%										1.70%
S&P Global BMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Average Annual Return, Percent		32.18%							10.49%										9.66%
Bloomberg U.S. TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		8.61%							2.20%										2.69%
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Average Annual Return, Percent	[63]	5.79%							1.61%										1.70%
S&P Global BMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Average Annual Return, Percent		32.18%							10.49%										9.66%
Bloomberg U.S. TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		8.61%							2.20%										2.69%
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Average Annual Return, Percent	[64]	5.79%							1.61%										1.70%
S&P Global BMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Average Annual Return, Percent		32.18%							10.49%										9.66%
Bloomberg U.S. TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		8.61%							2.20%										2.69%
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Average Annual Return, Percent	[65]	5.79%							1.61%										1.70%
S&P Global BMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Average Annual Return, Percent		32.18%							10.49%										9.66%
Bloomberg U.S. TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		8.61%							2.20%										2.69%
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Average Annual Return, Percent	[66]	5.79%							1.61%										1.70%
S&P Global BMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Average Annual Return, Percent		32.18%							10.49%										9.66%
Bloomberg U.S. TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		8.61%							2.20%										2.69%
S&P Global BMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Average Annual Return, Percent	[67]	32.18%					9.37%
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Average Annual Return, Percent	[68]	5.79%					1.62%
Bloomberg U.S. TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		8.61%					2.07%
MSCI All Country World Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net div.)
Average Annual Return, Percent		32.79%						10.69%
MSCI World ex USA Growth Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Growth Index (net div.)
Average Annual Return, Percent		23.82%							5.85%															5.88%
MSCI World ex USA Small Growth Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Small Growth Index (net div.)
Average Annual Return, Percent		25.12%							3.99%															5.84%
Russell 1000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		43.77%							19.00%															16.18%
Russell 2000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent		36.49%							7.92%															8.15%
Russell 2000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Average Annual Return, Percent		31.77%				16.25%
MSCI World Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (net div.)
Average Annual Return, Percent		33.68%							12.03%							11.02%
FTSE World Government Bond Index 1-5 Years (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE World Government Bond Index 1-5 Years (hedged to USD)
Average Annual Return, Percent		6.38%							1.29%															1.62%
VA Global Moderate Allocation Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		VA Global Moderate Allocation Composite Index
Average Annual Return, Percent	[69]	22.46%							7.67%															6.45%
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Average Annual Return, Percent	[70]	5.79%							1.61%															1.61%
MSCI All Country World Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net div.)
Average Annual Return, Percent		32.79%							11.08%															9.06%
MSCI World ex USA Small Cap Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Small Cap Index (net div.)
Average Annual Return, Percent		23.60%							4.75%															5.64%
MSCI World ex USA Value Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Value Index (net div.)
Average Annual Return, Percent		23.93%							6.83%															4.45%
ICE BofA US 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	[71]	5.39%							2.36%															1.69%
ICE BofA US 6-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US 6-Month Treasury Bill Index
Average Annual Return, Percent	[71]	5.60%							2.46%															1.83%
Russell 1000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent		30.98%							10.14%															8.87%
Russell 2000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Average Annual Return, Percent		31.77%							8.42%															7.33%
Bloomberg U.S. TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		8.61%							2.20%											2.36%

[1]
1	The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

[2]
1	The Portfolio has added this index in response to new regulatory requirements.

[3]
1	The Portfolio has added this index in response to new regulatory requirements.

[4]
1	The Portfolio has added this index in response to new regulatory requirements.

[5]
1	The Portfolio has added this index in response to new regulatory requirements.

[6]
1	The Portfolio has added this index in response to new regulatory requirements.

[7]
1	The Portfolio has added this index in response to new regulatory requirements.

[8]
1	The Portfolio has added this index in response to new regulatory requirements.

[9]
1	The Portfolio has added this index in response to new regulatory requirements.

[10]
1	The Portfolio has added this index in response to new regulatory requirements.

[11]
1	The Portfolio has added this index in response to new regulatory requirements.

[12]
1	The Portfolio has added this index in response to new regulatory requirements.

[13]
1	The Portfolio has added this index in response to new regulatory requirements.

[14]
1	The Portfolio has added this index in response to new regulatory requirements.

[15]
1	The Portfolio has added this index in response to new regulatory requirements.

[16]
1	The Portfolio has added this index in response to new regulatory requirements.

[17]
1	The Portfolio has added this index in response to new regulatory requirements.

[18]
1	The Portfolio has added this index in response to new regulatory requirements.

[19]
1	The Portfolio has added this index in response to new regulatory requirements.

[20]
1	The Portfolio has added this index in response to new regulatory requirements.

[21]
1	The Portfolio has added this index in response to new regulatory requirements.

[22]
1	The Portfolio has added this index in response to new regulatory requirements.

[23]
1	The Portfolio has added this index in response to new regulatory requirements.

[24]
2	The Portfolio has added this index in response to new regulatory requirements.

[25]
1	The Portfolio has added this index in response to new regulatory requirements.

[26]
1	The Portfolio has added this index in response to new regulatory requirements.

[27]
1	The Portfolio has added this index in response to new regulatory requirements.

[28]
1	The Portfolio has added this index in response to new regulatory requirements.

[29]
1	The Portfolio has added this index in response to new regulatory requirements.

[30]
1	The Portfolio has added this index in response to new regulatory requirements.

[31]
1	The Portfolio has added this index in response to new regulatory requirements.

[32]
1	The Portfolio has added this index in response to new regulatory requirements.

[33]
1	The Portfolio has added this index in response to new regulatory requirements.

[34]
1	The Portfolio has added this index in response to new regulatory requirements.

[35]
1	The Portfolio has added this index in response to new regulatory requirements.

[36]
1	The Portfolio has added this index in response to new regulatory requirements.

[37]
1	The Portfolio has added this index in response to new regulatory requirements.

[38]
1	The Portfolio has added this index in response to new regulatory requirements.

[39]
1	The Portfolio has added this index in response to new regulatory requirements.

[40]
1	The Portfolio has added this index in response to new regulatory requirements.

[41]
1	The Portfolio has added this index in response to new regulatory requirements.

[42]
1	The Portfolio has added this index in response to new regulatory requirements.

[43]
1	The Portfolio has added this index in response to new regulatory requirements.

[44]
1	The Portfolio has added this index in response to new regulatory requirements.

[45]
1	The Portfolio has added this index in response to new regulatory requirements.

[46]
1	The Portfolio has added this index in response to new regulatory requirements.

[47]
1	The Portfolio has added this index in response to new regulatory requirements.

[48]
1	The Portfolio has added this index in response to new regulatory requirements.

[49]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[50]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[51]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[52]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[53]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[54]
3	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[55]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[56]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[57]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[58]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[59]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[60]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[61]
1	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[62]
1	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[63]
1	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[64]
1	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[65]
1	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[66]
1	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[67]
1	The Portfolio has added this index in response to new regulatory requirements.

[68]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[69]
2	Dimensional VA Global Moderate Allocation Composite Index is an unmanaged hypothetical index composed of 65% S&P Global BMI Index (net dividends) and 35% ICE BofA 1-3 Year Global Government Index (hedged to USD).

[70]
3	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[71]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.